Fair Value Measurements - Schedule of Assets that are Measured at Fair Value on a Recurring Basis (Parentheticals) (Details) - shares	Feb. 09, 2025	Dec. 06, 2024
Significant Other Unobservable Inputs (Level 3) [Member] | Fair Value, Recurring [Member]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value of subscription shares (in Shares)	300,000	200,000